Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

RAIT Partnership, L.P. (the “Company”)

UBS Securities, LLC

Barclays Capital Inc.

Citigroup Global Markets Inc.

(together, with the Company, the “Specified Parties”)

Re:	RAIT 2016-FL6 – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loans and the related mortgaged properties which we were informed are intended to be included as collateral in the offering of the Floating Rate Notes by RAIT 2016-FL6 Trust. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Data File” means the electronic data file provided to us by the Company on November 7, 2016 containing information with respect to 23 mortgage loans (“Mortgage Loans”) and the related 36 mortgaged properties (“Mortgaged Properties”).

•	The term “Cut-off Date” means the payment date in November 2016, as provided by the Company.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.

•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A. The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of RAIT Partnership, L.P., UBS Securities, LLC, Barclays Capital Inc., and Citigroup Global Markets Inc. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

November 7, 2016

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Loan Status	Provided by the Company
Loan / Property Name	Provided by the Company
Property Address	Provided by the Company
City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
County	Appraisal Report
Property Type	Appraisal Report
Sub Property Type	Appraisal Report
Property Size	Appraisal Report/Engineering Report
Property Size Unit Type	Appraisal Report
Year Built	Appraisal Report/Engineering Report
Year Renovated	Appraisal Report/Engineering Report
Occupancy Percentage	Company Underwriting Schedule/Certified Rent Roll
Occupancy as of Date	Company Underwriting Schedule/Certified Rent Roll
Cut-off Date	Provided by the Company
Cross Collateralized (Mortgage Loan Group)	Promissory Note/Loan Agreement
Cross Defaulted (Mortgage Loan Group)	Promissory Note/Loan Agreement
Cross Release Mech	Promissory Note/Loan Agreement
Cross Collateralized Mortgage Loan Group Aggregate Cut-Off Date Balance	Promissory Note/Loan Agreement
Related (Mortgage Loan Group)	Promissory Note/Loan Agreement
Related Mortgage Loan Group Aggregate Cut-Off Date Balance	Promissory Note/Loan Agreement
Lien Position	Title Policy/Promissory Note
Ownership Interest	Title Policy/Promissory Note
Ground Lease Maturity Date	Ground Lease
Is the ground lease subordinate to any mortgages on the leasehold interest? (Yes/No/Silent)	Promissory Note/Loan Agreement/Title Policy
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Appraised Value	Appraisal Report
Appraisal Date	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Stabilized Appraisal Date	Appraisal Report
Appraiser Designation	Appraisal Report
In Conformance with FIRREA	Appraisal Report
In Conformance with USPAP	Appraisal Report

ATTACHMENT A

Attribute	Source Document
Original Balance	Promissory Note/Loan Agreement
Gross Margin	Promissory Note/Loan Agreement
Reset Index	Promissory Note/Loan Agreement
Rounding Factor	Promissory Note/Loan Agreement
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement
Rounding Direction	Promissory Note/Loan Agreement
Lookback Period	Promissory Note/Loan Agreement
Strike Price	Promissory Note/Loan Agreement
Strike Price Period to but excluding	LIBOR Cap Agreement
1st LIBOR Cap Strike Price Step (%)	LIBOR Cap Agreement
1st LIBOR Cap Strike Price Step Period to but excluding	LIBOR Cap Agreement
2nd LIBOR Cap Strike Price Step (%)	LIBOR Cap Agreement
2nd LIBOR Cap Strike Price Step Period to but excluding	LIBOR Cap Agreement
Mortgage Rate Floor	Promissory Note/Loan Agreement
LIBOR Cap	LIBOR Cap Agreement
LIBOR Cap Provider	LIBOR Cap Agreement
LIBOR Cap Provider Rating	LIBOR Cap Agreement
Trust Advisor Fee	Provided by the Company
Trustee Fee	Provided by the Company
CREFC© IP Royalty License Fee Rate	Provided by the Company
Master Servicing Fee	Provided by the Company
Back-up Advancing Agent Fee	Provided by the Company
Administrative Fee Rate	Provided by the Company
Interest Accrual Start	Promissory Note/Loan Agreement
Interest Accrual End	Promissory Note/Loan Agreement
Interest Accrual Method	Promissory Note/Loan Agreement
Note Date	Promissory Note/Loan Agreement
First Payment Date	Promissory Note/Loan Agreement
Payment Due Date	Promissory Note/Loan Agreement
Grace Period	Promissory Note/Loan Agreement
Grace Days - Late Fee	Promissory Note/Loan Agreement
Grace Days - Default	Promissory Note/Loan Agreement
Original Amort. Term (months)	Promissory Note/Loan Agreement
Rate Type	Promissory Note/Loan Agreement
Amortization Type	Promissory Note/Loan Agreement
Scheduled Maturity Date	Promissory Note/Loan Agreement
Extended Final Maturity Date	Promissory Note/Loan Agreement
Prepayment Provisions	Promissory Note/Loan Agreement
Partial Prepay/Release (Y/N)	Promissory Note/Loan Agreement
Partial Prepay/Release Description	Promissory Note/Loan Agreement

ATTACHMENT A

Attribute	Source Document
First Extension Period (months)	Promissory Note/Loan Agreement
First Extension Fee	Promissory Note/Loan Agreement
First Extension Margin Increase	Promissory Note/Loan Agreement
First Extension Floor	Promissory Note/Loan Agreement
First Extension Cap	Promissory Note/Loan Agreement
Second Extension Period (months)	Promissory Note/Loan Agreement
Second Extension Fee	Promissory Note/Loan Agreement
Second Extension Margin Increase	Promissory Note/Loan Agreement
Second Extension Floor	Promissory Note/Loan Agreement
Second Extension Cap	Promissory Note/Loan Agreement
Third Extension Period (months)	Promissory Note/Loan Agreement
Third Extension Fee	Promissory Note/Loan Agreement
Third Extension Margin Increase	Promissory Note/Loan Agreement
Third Extension Floor	Promissory Note/Loan Agreement
Third Extension Cap	Promissory Note/Loan Agreement
Exit Fee (Non Penalized)	Promissory Note/Loan Agreement
Exit Fee (Penalized)	Promissory Note/Loan Agreement
Single Tenant? (Yes/No)	Underwritten Rent Roll/Certified Rent Roll
Largest Major Tenant	Underwritten Rent Roll/Certified Rent Roll
Largest Major Tenant NRSF	Underwritten Rent Roll/Certified Rent Roll
Largest Major Tenant Lease Maturity Date	Underwritten Rent Roll/Certified Rent Roll
Second Largest Major Tenant	Underwritten Rent Roll/Certified Rent Roll
Second Largest Major Tenant NRSF	Underwritten Rent Roll/Certified Rent Roll
Second Largest Major Tenant Lease Maturity Date	Underwritten Rent Roll/Certified Rent Roll
Third Largest Major Tenant	Underwritten Rent Roll/Certified Rent Roll
Third Largest Major Tenant NRSF	Underwritten Rent Roll/Certified Rent Roll
Third Largest Major Tenant Lease Maturity Date	Underwritten Rent Roll/Certified Rent Roll
Fourth Largest Major Tenant	Underwritten Rent Roll/Certified Rent Roll
Fourth Largest Major Tenant NRSF	Underwritten Rent Roll/Certified Rent Roll
Fourth Largest Major Tenant Lease Maturity Date	Underwritten Rent Roll/Certified Rent Roll
Fifth Largest Major Tenant	Underwritten Rent Roll/Certified Rent Roll
Fifth Largest Major Tenant NRSF	Underwritten Rent Roll/Certified Rent Roll
Fifth Largest Major Tenant Lease Maturity Date	Underwritten Rent Roll/Certified Rent Roll
Third Most Recent Statement Number of Months	Company Underwritten Cash Flow Statement
Third Most Recent Statement Ending Date	Company Underwritten Cash Flow Statement
Third Most Recent Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Statement Number of Months	Company Underwritten Cash Flow Statement
Second Most Recent Statement Ending Date	Company Underwritten Cash Flow Statement
Second Most Recent Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Expenses	Company Underwritten Cash Flow Statement

ATTACHMENT A

Attribute	Source Document
Most Recent Annualized/Trailing 12	Company Underwritten Cash Flow Statement
Most Recent Statement Number of Months	Company Underwritten Cash Flow Statement
Most Recent Statement Ending Date	Company Underwritten Cash Flow Statement
Most Recent Revenues	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
U/W Revenues	Company Underwritten Cash Flow Statement
U/W Expenses	Company Underwritten Cash Flow Statement
Stabilized U/W Revenues	Underwritten Rent Roll/Certified Rent Roll
Stabilized U/W Expenses	Underwritten Rent Roll/Certified Rent Roll
Stabilized U/W NCF	Provided by Company
Stabilized Year	Appraisal Report
Type of Lockbox	Cash Management Agreement/Loan Agreement
Cash Management	Cash Management Agreement
Cash Management Trigger	Cash Management Agreement
Initial Tax Escrow	Servicer Report/Settlement Statement/Loan Agreement
Monthly Tax Escrow	Servicer Report/Settlement Statement/Loan Agreement
Initial Insurance Escrow	Servicer Report/Settlement Statement/Loan Agreement
Monthly Insurance Escrow	Servicer Report/Settlement Statement/Loan Agreement
Recommended Annual Replacement Reserves	Engineering Report
U/W Annual Replacement Reserves	Company Underwritten Cash Flow Statement
Escrowed Replacement Reserves Initial Deposit	Servicer Report/Settlement Statement/Loan Agreement
Escrowed Monthly Replacement Reserves	Servicer Report/Settlement Statement/Loan Agreement
Replacement Reserves Capped Amount	Servicer Report/Settlement Statement/Loan Agreement
U/W Annual TI/LC Reserves	Company Underwritten Cash Flow Statement
Escrowed TI/LC Reserves Initial Deposit	Servicer Report/Settlement Statement/Loan Agreement
Escrowed Monthly TI/LC Reserves	Servicer Report/Settlement Statement/Loan Agreement
TI/LC Capped Amount	Servicer Report/Settlement Statement/Loan Agreement
Certain Capital Improvements	Servicer Report/Settlement Statement/Loan Agreement
Certain Capital Improvements Description	Servicer Report/Settlement Statement/Loan Agreement
Debt Service Calculation Column	Servicer Report/Settlement Statement/Loan Agreement
Escrowed Other Reserves Initial Deposit	Servicer Report/Settlement Statement/Loan Agreement
Escrowed Annual Other Reserves	Servicer Report/Settlement Statement/Loan Agreement
Escrowed Annual Other Reserves Capped Amount	Servicer Report/Settlement Statement/Loan Agreement

ATTACHMENT A

Attribute	Source Document
Other Reserves Description	Servicer Report/Settlement Statement/Loan Agreement
Environmental Report Date	Phase I Environmental Report
Environmental Escrow at Closing	Servicer Report/Settlement Statement/Loan Agreement
Phase II Performed?	Phase II Environmental Report
Phase II Date	Phase II Environmental Report
Estimated Cost to cure	Phase II Environmental Report
Engineering Report Date	Engineering Report
Immediate Recommended Repairs	Engineering Report
Immediate Repairs Escrow at Closing	Servicer Report/Settlement Statement/Loan Agreement
Seismic Report Date	Seismic Report
PML %	Seismic Report/Engineering Report
Earthquake Insurance (Yes/No)	Insurance Certificates/ Insurance Analysis
Earthquake Coverage	Insurance Certificates/ Insurance Analysis
Terrorism Insurance	Insurance Certificates/ Insurance Analysis
Flood Insurance	Insurance Certificates/ Insurance Analysis
Flood Coverage	Insurance Certificates/ Insurance Analysis
Borrower Name	Promissory Note/Loan Agreement
Special Purpose Entity (Yes/No)	Promissory Note/Loan Agreement
Non-Consolidation Opinion? (Yes/No)	Opinion of Counsel
Independent Director? (Yes/No)	Promissory Note/Loan Agreement
Property/Sponsor Bankruptcy History	Certificate of Good Standing
Recourse Carveout Guarantor	Guaranty/Loan Agreement
Property Manager	Management Agreement
How many times may the loan be assumed concurrent with a transfer of property ownership? (Zero to Unlimited)	Promissory Note/Loan Agreement
What is the assumption fee upon each occurrence?	Promissory Note/Loan Agreement
Loan Purpose (Acquisition, Refinance)	Settlement Statement
Acquisition Price	Settlement Statement
Existing Subordinate Secured Debt ($)	Promissory Note/Loan Agreement
Existing Subordinate Secured Debt (Rate)	Promissory Note/Loan Agreement
Existing Subordinate Secured Debt (Maturity Date)	Promissory Note/Loan Agreement
Existing Unsecured Subordinate Debt ($)	Promissory Note/Loan Agreement
Existing Unsecured Subordinate Debt (Rate)	Promissory Note/Loan Agreement
Existing Unsecured Subordinate Debt (Maturity Date)	Promissory Note/Loan Agreement
Existing Mezz Debt ($)	Promissory Note/Loan Agreement
Existing Mezz Debt (Rate)	Promissory Note/Loan Agreement
Existing Mezz Debt (Maturity Date)	Promissory Note/Loan Agreement
Future Secured Debt ($)	Promissory Note/Loan Agreement

ATTACHMENT A

Attribute	Source Document
Future Funding Amount	Promissory Note/Loan Agreement
Future Funding Advanced Amount	Provided by the Company
Subordinate Debt type	Promissory Note/Loan Agreement
Future Secured Debt (Terms)	Promissory Note/Loan Agreement
Future Unsecured Subordinate Debt ($)	Promissory Note/Loan Agreement
Future Unsecured Subordinate Debt (Terms)	Promissory Note/Loan Agreement
Future Mezz Debt ($)	Promissory Note/Loan Agreement
Future Mezz Debt Permitted (Yes/No)	Promissory Note/Loan Agreement
Future Mezz Debt (Terms)	Promissory Note/Loan Agreement
Related Pari Passu/Senior Non-Trust Loans Aggregate Cut-off Date Principal Balance	Promissory Note/Loan Agreement
Controlling Pooling & Servicing Agreement	Provided by the Company
Servicing Fee	Provided by the Company
DST Structure	Promissory Note/Loan Agreement
Tenancy in Common	Promissory Note/Loan Agreement
Prior Securitization	Promissory Note/Loan Agreement

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Date Balance	Equals the Original Balance plus the Future Funding Advanced Amount.

Cut-Off Date Balance Net Certain Capital Improvements	Original Balance minus Certain Capital Improvements.

% of Total Cut-off Date Balance	Cut-off Date Balance divided by the aggregate of all Cut-off Date Balances.

Allocated Cut-off Date Balance	Equals the Cut-off Date Balance.

Allocated % of Total Cut-off Date Balance	Allocated Cut-off Date Balance divided by the aggregate of all Allocated Cut-off Date Balances.

Allocated Cut-off Date Balance per Unit	Allocated Cut-off Date Balance divided by Property Size.

Loan Balance at Maturity	Equals the Original Balance plus the Future Funding Amount, if any.

Cut-off Date LTV Ratio	Cut-off Date Balance plus Related Pari Passu/Senior Non-Trust Loans Aggregate Cut-off Date Principal Balance divided by the Appraised Value.

Cut-off Date Net of Certain Capital Improvements LTV Ratio	Cut-off Date Balance Net Certain Capital Improvements plus Related Pari Passu/Senior Non- Trust Loans Aggregate Cut-off Date Principal Balance divided by the Appraised Value.

Maturity Date / ARD LTV Ratio	The sum of (i) Loan Balance at Maturity, and (ii) Related Pari Passu/Senior Non-Trust Loans Aggregate Cut-off Date Principal Balance, divided by the Stabilized Appraised Value.

Stabilized LTV Ratio	The sum of (i) Cut-off Date Balance, and (ii) Related Pari Passu/Senior Non-Trust Loans Aggregate Cut- off Date Principal Balance, divided by Stabilized Appraised Value.

LIBOR Floor	If applicable, LIBOR Floor minus Gross Margin.

Mortgage Rate Cap	Gross Margin plus LIBOR Cap.

Current Mortgage Rate	The lesser of: (i) the Greater of: Mortgage Rate Floor and Gross Margin plus LIBOR, and (ii) Mortgage Rate Cap.

Administrative Fee Rate	Sum of: Trust Advisor Fee, Trustee Fee, CREFC® IP Royalty License Fee Rate, Master Servicing Fee, and Back-up Advancing Agent Fee.

Net Mortgage Rate	Current Mortgage Rate minus the Administrative Fee Rate.

Annual Debt Service Payment (IO)	Cut-off Date Balance multiplied by Current Mortgage Rate divided by 360 multiplied by 365.

Annual Debt Service Payment (P&I)	NAP

Annual Debt Service Payment (Cap)	Cut-off Date Balance multiplied by Mortgage Rate Cap divided by 360 multiplied by 365.

Original Term to Maturity (months)	Months between the First Payment Date and the Scheduled Maturity Date.

Original IO Period (months)	Equals the Original Term to Maturity (months).

Seasoning (months)	Number of payments between and including the First Payment Date and the Cut-off Date.

ATTACHMENT B

Attribute	Calculation Methodology
Remaining Term to Maturity (months)	Original Term to Maturity (months) minus Seasoning (months).

Remaining Lockout Months as of Cut Off Date	Number of lockout months in Prepayment Provisions minus Seasoning (months).

Largest Major Tenant NRSF%	Largest Major Tenant NRSF divided by Property Size.

Second Largest Major Tenant NRSF%	Second Largest Major Tenant NRSF divided by Property Size.

Third Largest Major Tenant NRSF%	Third Largest Major Tenant NRSF divided by Property Size.

Fourth Largest Major Tenant NRSF%	Fourth Largest Major Tenant NRSF divided by Property Size.

Fifth Largest Major Tenant NRSF%	Fifth Largest Major Tenant NRSF divided by Property Size.

Third Most Recent NOI	Third Most Recent Revenues minus Third Most Recent Expenses.

Third Most Recent NOI DSCR	Third Most Recent NOI divided by Annual Debt Service Payment (IO).

Second Most Recent NOI	Second Most Recent Revenues minus Second Most Recent Expenses.

Second Most Recent NOI DSCR	Second Most Recent NOI divided by Annual Debt Service Payment (IO).

Most Recent NOI	Most Recent Revenues minus Most Recent Expenses.

Most Recent NOI DSCR (IO)	Most Recent NOI divided by Annual Debt Service Payment (IO).

U/W NOI	U/W Revenues minus U/W Expenses.

U/W NOI DSCR (IO)	U/W NOI divided by Annual Debt Service Payment (IO).

U/W NOI DSCR (IO) w/ Debt Service if applicable	Either: (i) U/W NOI DSCR (IO), or (ii) if U/W NOI DSCR (IO) < 1, the sum of (i) U/W NOI, and(ii) Debt Service Calculation Column divided by Annual Debt Service Payment (IO).

U/W NOI DSCR (P&I)	NAP

U/W NOI DSCR (Cap)	U/W NOI divided by Annual Debt Service Payment (Cap).

U/W NOI DSCR (Cap) w/ Debt Service if applicable	Either: (i) U/W NOI DSCR (Cap), or (ii) if U/W NOI DSCR (Cap) < 1, the sum of U/W NOI plus Debt Service Calculation divided by Annual Debt Service Payment (Cap).

U/W NOI DY	U/W NOI divided by the sum of (i) the Cut-Off Date Balance, and (ii) Related Pari Passu/Senior Non- Trust Loans Aggregate Cut-off Date Principal Balance.

U/W NOI DY Net of Certain Capital Improvements	U/W NOI divided by Cut-Off Date Balance Net Certain Capital Improvements.

U/W NCF	U/W NOI minus U/W Annual Replacement Reserves minus U/W Annual TI/LC Reserves.

U/W NCF DSCR (IO)	U/W NCF divided by Annual Debt Service Payment (IO).

ATTACHMENT B

Attribute	Calculation Methodology
U/W NCF DSCR (IO) w/ Debt Service if applicable	Either: (i) U/W NCF DSCR (IO), or (ii) if U/W NCF DSCR (IO) < 1, the sum of (i) U/W NCF, and (ii) Debt Service Calculation Column divided by Annual Debt Service Payment (IO).

U/W NCF DSCR (P&I)	NAP

U/W NCF DSCR (Cap)	U/W NCF divided by Annual Debt Service Payment (Cap).

U/W NCF DSCR (Cap) w/ Debt Service if applicable	Either: (i) U/W NCF DSCR (Cap), or (ii) if U/W NCF DSCR (Cap) < 1, the sum of U/W NCF plus Debt Service Calculation Column divided by Annual Debt Service Payment (Cap).

U/W NCF DY	U/W NCF divided by the sum of (i) Cut-Off Date Balance, and (ii) Related Pari Passu/Senior Non- Trust Loans Aggregate Cut-off Date Principal Balance.

U/W NCF DY Net of Certain Capital Improvements	U/W NCF divided by the sum of (i) Cut-Off Date Balance Net Certain Capital Improvements, and (ii) Related Pari Passu/Senior Non-Trust Loans Aggregate Cut-off Date Principal Balance.

Stabilized U/W NOI	Stabilized U/W Revenues minus Stabilized U/W Expenses.

Stabilized U/W NOI DSCR (IO)	Stabilized U/W NOI divided by Annual Debt Service Payment (IO).

Stabilized U/W NOI DY	Stabilized U/W NOI divided by the sum of (i) Cut-off Date Balance, (ii) Related Pari Passu/Senior Non- Trust Loans Aggregate Cut-off Date Principal Balance.

Stabilized U/W NCF DSCR (IO)	Stabilized U/W NCF divided by Annual Debt Service Payment (IO).

Stabilized U/W NCF DY	Stabilized U/W NCF divided by the sum of (i) Cut-off Date Balance, and(ii) Related Pari Passu/Senior Non-Trust Loans Aggregate Cut-off Date Principal Balance.

PML ($)	Equals PML (%) multiplied by Appraised Value.

Principal/Sponsor Name	Equals the Recourse Carveout Guarantor.

Trust Debt Exposure	Equals Cut-off Date Balance.

Total Debt ($)	The sum of: Future Funding Amount, Trust Debt Exposure, Existing Mezz Debt ($), Future Mezz Debt ($), Existing Subordinate Secured Debt ($), less Future Funding Advanced Amount if applicable.

Total Debt Annual Debt Service Payment (IO)	If applicable, Current Mortgage Rate multiplied by 365 divided by 360 and multiplied by Total Debt.

Total Debt Annual Debt Service Payment (Cap)	If applicable, Mortgage Rate Cap multiplied by 365 divided by 360 multiplied by Total Debt.

Total Debt U/W NOI DSCR (IO)	If applicable, U/W NOI divided by Total Debt Annual Debt Service Payment (IO).

Total Debt U/W NOI DSCR (Cap)	If applicable, U/W NOI divided by Total Debt Annual Debt Service Payment (Cap).

Total Debt U/W NOI DY	If applicable, U/W NOI divided by the difference between Total Debt and Certain Capital Improvements.

ATTACHMENT B

Attribute	Calculation Methodology
Total Debt U/W NCF DSCR (IO)	If applicable, U/W NCF divided by Total Debt Annual Debt Service Payment (IO).

Total Debt U/W NCF DSCR (Cap)	If applicable, U/W NCF divided by Total Debt Annual Debt Service Payment (Cap).

Total Debt U/W NCF DY	If applicable, U/W NCF divided by the difference between Total Debt and Certain Capital Improvements.

Total Debt Stabilized U/W NOI DSCR (IO)	If applicable, Stabilized U/W NOI divided by Total Debt Annual Debt Service Payment (IO).

Total Debt Stabilized U/W NOI DY	If applicable, Stabilized U/W NOI divided by Total Debt.

Total Debt Stabilized U/W NCF DSCR (IO)	If applicable, Stabilized U/W NCF divided by Total Debt Annual Debt Service Payment (IO).

Total Debt Stabilized U/W NCF DY	If applicable, Stabilized U/W NCF divided by Total Debt.

Total Debt Cut-off Date LTV Ratio	If applicable, the difference between Total Debt and Certain Capital Improvements divided by Appraised Value.

Total Debt Cut-off Date Stabilized LTV Ratio	If applicable, Total Debt divided by Stabilized Appraised Value.

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	For the Mortgage Loan Sabre Center, we were informed by the Company that the Mortgage Loan was not closed as of the date of this report. Therefore, we were not provided the final Company Underwritten Cash Flow Statement, Underwritten Rent Roll, Appraisal, Engineering Report, Environmental Report, Settlement Statement, Loan Agreement, Promissory Note, Reserve Agreement, Cash Management Agreement, Title Policy, Interest Rate Cap Agreement, Management Agreement, LIBOR Cap Agreement, and Recourse Guaranty for the aforementioned unclosed Mortgage Loan. We were instructed by the Company to use the information as provided in the Data File for all the Compared Attributes affected by the aforementioned Source Documents.

3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Loan and Attribute(s):

Mortgage Loan	Attribute(s)	Company Instruction
Montague Business Center	Total Debt ($)	Exclude Future Unsecured Subordinate Debt ($).

South Terrace Apartments	• Total Debt Cut-off Date Stabilized LTV Ratio • Maturity Date / ARD LTV Ratio • Stabilized LTV Ratio	Use Appraised Value as denominator rather than Stabilized Appraised Value because no Stabilized Appraised Value is available.

DW Valley View Business Center	• Appraised Value • Stabilized Appraised Value	Allocate by property based on allocated loan amounts per the loan agreement (based on a total cut-off date loan balance of $8 million).

DW Valley View Business Center	• Cut-off Date Balance • Original Balance	Provided by Company and allocated by Appraised Value.

DW Valley View Business Center

•       U/W NOI DSCR (IO) w/ Debt Service if applicable

•       U/W NOI DSCR (Cap) w/ Debt Service if applicable

•       U/W NCF DSCR (IO) w/ Debt Service if applicable

•       U/W NCF DSCR (Cap) w/ Debt Service if applicable

Provided by the Company

C-1

ATTACHMENT C

Mortgage Loan	Attribute(s)	Company Instruction
1065-1067 Wisconsin Avenue NW

•       U/W NOI DSCR (IO)

•       U/W NOI DSCR (Cap)

•       U/W NOI DY

•       U/W NOI DY Net of Certain Capital Improvements

•       U/W NCF DSCR (IO)

•       U/W NCF DSCR (Cap)

•       U/W NCF DY

•       U/W NCF DY Net of Certain Capital Improvements

•       U/W NOI DSCR (IO) w/ Debt Service if applicable

•       U/W NOI DSCR (Cap) w/ Debt Service if applicable

•       U/W NCF DSCR (IO) w/ Debt Service if applicable

•       U/W NCF DSCR (Cap) w/ Debt Service if applicable

Provided by the Company, utilizing the Debt Service Reserve, as applicable
Montague Business Center

•       U/W NOI DSCR (IO) w/ Debt Service if applicable

•       U/W NOI DSCR (Cap) w/ Debt Service if applicable

•       U/W NCF DSCR (IO) w/ Debt Service if applicable

•       U/W NCF DSCR (Cap) w/ Debt Service if applicable

Provided by the Company, utilizing the Debt Service Reserve, as applicable
3000 South Robertson

•       U/W NOI DSCR (IO) w/ Debt Service if applicable

•       U/W NOI DSCR (Cap) w/ Debt Service if applicable

•       U/W NCF DSCR (IO) w/ Debt Service if applicable

•       U/W NCF DSCR (Cap) w/ Debt Service if applicable

Provided by the Company, utilizing the Debt Service Reserve, as applicable
Canyon Creek Apartments	• U/W NOI DSCR (Cap) w/ Debt Service if applicable • U/W NCF DSCR (Cap) w/ Debt Service if applicable	Provided by the Company, utilizing the Debt Service Reserve, as applicable
Promenade Montgomery North	• U/W NCF DSCR (Cap) w/ Debt Service if applicable	Provided by the Company, utilizing the Debt Service Reserve, as applicable
Gulfbrook Plaza	• U/W NCF DSCR (Cap) w/ Debt Service if applicable	Provided by the Company, utilizing the Debt Service Reserve, as applicable

C-2